MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for the RetireSMARTSM Conservative Fund found on page 5 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	30.0%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.5%
Select Fundamental Value (Wellington Management)	1.5%
Select Large Cap Value (Davis)	0.2%
Premier Value (OFI Institutional)	0.0%*
Premier Disciplined Value (Babson Capital)	3.1%
Select Focused Value (Harris)	2.1%
Select Fundamental Growth (Wellington Management)	0.9%
Select Blue Chip Growth (T. Rowe Price)	0.7%
Select Growth Opportunities (Sands Capital/Delaware Management)	0.6%
Premier Disciplined Growth (Babson Capital)	3.0%
Select Mid-Cap Value (NFJ/Systematic)	1.5%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.0%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	0.9%
Select Small Company Growth (The Boston Company/Eagle)	0.5%
Oppenheimer Real Estate (OFI)	2.0%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.1%
Select Overseas (J.P. Morgan/MFS/Harris)	2.5%
Premier International Equity (OFI Institutional)	1.1%
Premier Focused International (Baring)	0.5%
Premier Strategic Emerging Markets (Baring)	2.0%
Oppenheimer Developing Markets Fund (OFI)	1.3%

Fixed Income & Short Term/Money Market Funds	67.7%
Premier Money Market (Babson Capital)	0.5%
Premier Short-Duration Bond (Babson Capital)	19.3%
Premier Inflation-Protected and Income (Babson Capital)	8.0%
Premier Core Bond (Babson Capital)	27.5%
Select PIMCO Total Return (PIMCO)	2.2%
Select Strategic Bond (Western Asset)	4.6%
Premier High Yield (Babson Capital)	3.1%
Premier International Bond (Baring)	2.5%

Other Funds	2.5%
Oppenheimer Commodity Strategy Total Return (OFI)	1.9%
Select BlackRock Global Allocation (BlackRock)	0.6%

*	Amount is less than 0.1%.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Moderate Fund found on page 11 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	57.1%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	2.5%
Select Fundamental Value (Wellington Management)	3.3%
Select Large Cap Value (Davis)	0.6%
Premier Value (OFI Institutional)	0.0%*
Premier Disciplined Value (Babson Capital)	5.4%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	1.2%
Select Blue Chip Growth (T. Rowe Price)	1.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	1.9%
Premier Disciplined Growth (Babson Capital)	6.0%
Select Mid-Cap Value (NFJ/Systematic)	3.6%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	3.5%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	1.4%
Select Small Company Growth (The Boston Company/Eagle)	1.1%
Oppenheimer Real Estate (OFI)	3.3%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.8%
Select Overseas (J.P. Morgan/MFS/Harris)	6.7%
Premier International Equity (OFI Institutional)	2.3%
Premier Focused International (Baring)	1.1%
Premier Strategic Emerging Markets (Baring)	2.9%
Oppenheimer Developing Markets Fund (OFI)	1.3%

Fixed Income & Short Term/Money Market Funds	39.0%
Premier Money Market (Babson Capital)	0.2%
Premier Short-Duration Bond (Babson Capital)	6.5%
Premier Inflation-Protected and Income (Babson Capital)	3.9%
Premier Core Bond (Babson Capital)	21.1%
Select PIMCO Total Return (PIMCO)	1.3%

Select Strategic Bond (Western Asset)	2.2%
Premier High Yield (Babson Capital)	2.5%
Premier International Bond (Baring)	1.3%

Other Funds	4.2%
Oppenheimer Commodity Strategy Total Return (OFI)	3.1%
Select BlackRock Global Allocation (BlackRock)	1.1%

*	Amount is less than 0.1%.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Moderate Growth Fund found on page 17 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	79.9%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.0%
Select Fundamental Value (Wellington Management)	5.2%
Select Large Cap Value (Davis)	0.9%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	7.6%
Select Focused Value (Harris)	2.0%
Select Fundamental Growth (Wellington Management)	2.2%
Select Blue Chip Growth (T. Rowe Price)	2.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	3.3%
Premier Disciplined Growth (Babson Capital)	9.1%
Select Mid-Cap Value (NFJ/Systematic)	4.3%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.2%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	4.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	2.1%
Select Small Company Growth (The Boston Company/Eagle)	1.8%
Oppenheimer Real Estate (OFI)	3.5%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.7%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%
Premier International Equity (OFI Institutional)	3.1%
Premier Focused International (Baring)	1.3%
Premier Strategic Emerging Markets (Baring)	3.6%
Oppenheimer Developing Markets Fund (OFI)	0.8%

Fixed Income & Short Term/Money Market Funds	15.3%
Premier Short-Duration Bond (Babson Capital)	1.8%
Premier Inflation-Protected and Income (Babson Capital)	0.9%

Premier Core Bond (Babson Capital)	8.5%
Select PIMCO Total Return (PIMCO)	0.8%
Select Strategic Bond (Western Asset)	1.0%
Premier High Yield (Babson Capital)	1.4%
Premier International Bond (Baring)	0.9%

Other Funds	4.8%
Oppenheimer Commodity Strategy Total Return (OFI)	3.7%
Select BlackRock Global Allocation (BlackRock)	1.1%

The following information replaces similar information for the RetireSMARTSM Growth Fund found on page 23 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	92.7%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	5.2%
Select Fundamental Value (Wellington Management)	6.9%
Select Large Cap Value (Davis)	1.4%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	7.3%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	2.7%
Select Blue Chip Growth (T. Rowe Price)	4.0%
Select Growth Opportunities (Sands Capital/Delaware Management)	4.1%
Premier Disciplined Growth (Babson Capital)	9.8%
Select Mid-Cap Value (NFJ/Systematic)	5.4%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.1%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.9%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	5.1%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	2.3%
Select Small Company Growth (The Boston Company/Eagle)	2.0%
Oppenheimer Real Estate (OFI)	4.0%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	4.7%
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%
Premier International Equity (OFI Institutional)	3.4%
Premier Focused International (Baring)	1.7%
Premier Strategic Emerging Markets (Baring)	4.6%
Oppenheimer Developing Markets Fund (OFI)	0.7%

Fixed Income & Short Term/Money Market Funds	3.1%
Premier Short-Duration Bond (Babson Capital)	0.3%
Premier Inflation-Protected and Income (Babson Capital)	0.2%
Premier Core Bond (Babson Capital)	1.1%
Select PIMCO Total Return (PIMCO)	0.1%

Select Strategic Bond (Western Asset)	0.5%
Premier High Yield (Babson Capital)	0.5%
Premier International Bond (Baring)	0.4%

Other Funds	4.1%
Oppenheimer Commodity Strategy Total Return (OFI)	4.0%
Select BlackRock Global Allocation (BlackRock)	0.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM In Retirement Fund found on page 29 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	33.7%

Fixed Income & Short Term/Money Market Funds	64.1%
Premier Short-Duration Bond (Babson Capital)	20.5%
Premier Inflation-Protected and Income (Babson Capital)	11.3%
Premier Core Bond (Babson Capital)	20.2%

Other Funds	2.2%

The following information replaces similar information for the RetireSMARTSM2010 Fund found on page 35 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	46.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.2%

Fixed Income & Short Term/Money Market Funds	51.1%
Premier Short-Duration Bond (Babson Capital)	12.3%
Premier Inflation-Protected and Income (Babson Capital)	8.6%
Premier Core Bond (Babson Capital)	18.8%

Other Funds	2.4%

The following information replaces similar information for the RetireSMARTSM2015 Fund found on page 41 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	57.4%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	6.3%

Fixed Income & Short Term/Money Market Funds	39.8%
Premier Short-Duration Bond (Babson Capital)	7.1%
Premier Inflation-Protected and Income (Babson Capital)	7.6%
Premier Core Bond (Babson Capital)	15.3%

Other Funds	2.8%

The following information replaces similar information for the RetireSMARTSM2020 Fund found on page 47 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	68.2%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	7.7%
Premier Disciplined Value (Babson Capital)	7.1%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.5%

Fixed Income & Short Term/Money Market Funds	28.9%
Premier Core Bond (Babson Capital)	10.9%

Other Funds	2.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM2025 Fund found on page 53 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	76.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.2%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.9%

Fixed Income & Short Term/Money Market Funds	19.9%
Premier Core Bond Fund (Babson Capital)	6.5%

Other Funds	3.5%

The following information replaces similar information for the RetireSMARTSM2030 Fund found on page 59 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	81.4%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.9%
Premier Disciplined Growth (Babson Capital)	7.2%
Premier Disciplined Value (Babson Capital)	6.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%

Fixed Income & Short Term/Money Market Funds	15.3%
Premier Core Bond Fund (Babson Capital)	5.3%

Other Funds	3.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM2035 Fund found on page 65 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.5%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.2%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	11.9%

Other Funds	3.6%

The following information replaces similar information for the RetireSMARTSM2040 Fund found on page 71 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	86.2%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.4%
Premier Disciplined Growth (Babson Capital)	7.1%
Premier Disciplined Value (Babson Capital)	6.2%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	10.4%

Other Funds	3.4%

The following information replaces similar information for the RetireSMARTSM2045 Fund found on page 77 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.7%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Disciplined Growth (Babson Capital)	7.0%
Premier Disciplined Value (Babson Capital)	6.7%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.7%

Fixed Income & Short Term/Money Market Funds	4.6%

Other Funds	3.7%

The following information replaces similar information for the RetireSMARTSM2050 Fund found on page 83 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.8%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Disciplined Growth (Babson Capital)	6.9%
Premier Disciplined Value (Babson Capital)	6.5%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.3%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.7%

Fixed Income & Short Term/Money Market Funds	4.6%

Other Funds	3.6%

The following information replaces similar information for the target-date RetireSMART Funds found on pages 90 and 91 in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:

The following table lists each target-date RetireSMART Fund’s approximate asset allocation among equity, fixed income & short term/money market, and certain other funds as of July 18, 2012. The table also lists the approximate asset allocation, as of July 18, 2012, to certain Underlying Funds in which a target-date RetireSMART Fund currently invests 5% or more. Other Underlying Funds in which the target-date RetireSMART Funds currently invest are listed below the table. MassMutual may change these percentages from time to time and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Retire- SMART In Retirement	Retire- SMART 2010	Retire- SMART 2015	Retire- SMART 2020	Retire- SMART 2025	Retire- SMART 2030	Retire- SMART 2035	Retire- SMART 2040	Retire- SMART 2045	Retire- SMART 2050
Equity Funds	33.7%	46.5%	57.4%	68.2%	76.6%	81.4%	84.5%	86.2%	91.7%	91.8%
Domestic Equity Funds
Select Fundamental Value (Wellington Management)	1.5%	2.0%	3.1%	4.0%	5.2%	5.9%	6.2%	6.4%	7.0%	7.0%
Premier Disciplined Growth (Babson Capital)	3.9%	5.7%	5.7%	7.7%	6.8%	7.2%	6.8%	7.1%	7.0%	6.9%
Premier Disciplined Value (Babson Capital)	4.1%	5.5%	5.7%	7.1%	6.7%	6.5%	6.4%	6.2%	6.7%	6.5%
Select Mid-Cap Value (NFJ/Systematic)	1.7%	3.0%	3.9%	3.8%	4.5%	4.4%	4.9%	4.9%	5.5%	5.3%

International Equity Funds
Select Overseas (J.P. Morgan / MFS/Harris)	3.4%	5.2%	6.3%	7.5%	8.9%	9.5%	10.1%	10.1%	10.7%	10.7%

Fixed Income & Short Term/Money Market Funds	64.1%	51.1%	39.8%	28.9%	19.9%	15.3%	11.9%	10.4%	4.6%	4.6%
Premier Short-Duration Bond (Babson Capital)	20.5%	12.3%	7.1%	4.9%	3.4%	2.7%	1.9%	1.3%	1.0%	1.0%
Premier Inflation-Protected and Income (Babson Capital)	11.3%	8.6%	7.6%	4.2%	2.3%	1.6%	1.0%	0.5%	0.2%	0.2%
Premier Core Bond (Babson Capital)	20.2%	18.8%	15.3%	10.9%	6.5%	5.3%	4.4%	4.7%	2.0%	1.8%

Other Funds	2.2%	2.4%	2.8%	2.8%	3.5%	3.2%	3.6%	3.4%	3.7%	3.6%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market and certain other funds may therefore not equal 100%.

Other Underlying Funds in which the target-date RetireSMART Funds currently invest include: Select Blue Chip Growth (T. Rowe Price), Select Diversified Value (Brandywine Global/Loomis Sayles), Select Growth Opportunities (Sands Capital/Delaware Management), Select Mid Cap Growth Equity II (T. Rowe Price/Frontier), Select Large Cap Value (Davis), Select Focused Value (Harris), Select Small Company Value (Federated Clover/T. Rowe Price/ Earnest Partners), Select Small Company Growth (The Boston Company/Eagle), Select Small Cap Value Equity (Wellington Management/Barrow Hanley), Oppenheimer Real Estate (OFI), Select Small Cap Growth Equity (Wellington Management/Waddell & Reed), Premier Value (OFI Institutional), Select Fundamental Growth (Wellington Management), Select Diversified International (J.P. Morgan), Premier International Equity (OFI Institutional), Premier Focused International (Baring), Premier Strategic Emerging Markets (Baring), Oppenheimer Developing Markets (OFI), Premier International Bond (Baring), Select Strategic Bond (Western Asset), Premier High Yield (Babson Capital), Select PIMCO Total Return (PIMCO), Premier Money Market (Babson Capital), and Oppenheimer Commodity Strategy Total Return (OFI).

The following information replaces similar information found on page 94 in the fourth sentence under the heading Derivatives Risk in the section titled Additional Information Regarding Principal Risks:

Derivatives are subject to a number of potential risks described in this Prospectus, including market risk, credit risk, management risk, and liquidity risk.

The following information replaces similar information found on page 95 under the heading titled Dollar Roll and Reverse Repurchase Agreement Transaction Risk in the section titled Additional Information Regarding Principal Risks:

In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery to the buyer in the current month and simultaneously contracts to purchase similar securities on a specified future date from the same party. In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price; a reverse repurchase agreement is similar to a secured borrowing of a Fund. Both types of transactions generally create leverage. It may be difficult or impossible for a Fund to exercise its rights under a dollar roll transaction or reverse repurchase agreement in the event of the insolvency or bankruptcy of the counterparty, and the Fund may not be able to purchase the securities or other assets subject to the transaction and may be required to return the collateral.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M(RS)-12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Conservative Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	30.0%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.5%
Select Fundamental Value (Wellington Management)	1.5%
Select Large Cap Value (Davis)	0.2%
Premier Value (OFI Institutional)	0.0%*
Premier Disciplined Value (Babson Capital)	3.1%
Select Focused Value (Harris)	2.1%
Select Fundamental Growth (Wellington Management)	0.9%
Select Blue Chip Growth (T. Rowe Price)	0.7%
Select Growth Opportunities (Sands Capital/Delaware Management)	0.6%
Premier Disciplined Growth (Babson Capital)	3.0%
Select Mid-Cap Value (NFJ/Systematic)	1.5%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.0%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	0.9%
Select Small Company Growth (The Boston Company/Eagle)	0.5%
Oppenheimer Real Estate (OFI)	2.0%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.1%
Select Overseas (J.P. Morgan/MFS/Harris)	2.5%
Premier International Equity (OFI Institutional)	1.1%
Premier Focused International (Baring)	0.5%
Premier Strategic Emerging Markets (Baring)	2.0%
Oppenheimer Developing Markets Fund (OFI)	1.3%

Fixed Income & Short Term/Money Market Funds	67.7%
Premier Money Market (Babson Capital)	0.5%
Premier Short-Duration Bond (Babson Capital)	19.3%
Premier Inflation-Protected and Income (Babson Capital)	8.0%
Premier Core Bond (Babson Capital)	27.5%
Select PIMCO Total Return (PIMCO)	2.2%
Select Strategic Bond (Western Asset)	4.6%
Premier High Yield (Babson Capital)	3.1%
Premier International Bond (Baring)	2.5%

Other Funds	2.5%
Oppenheimer Commodity Strategy Total Return (OFI)	1.9%
Select BlackRock Global Allocation (BlackRock)	0.6%

*	Amount is less than 0.1%.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	57.1%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	2.5%
Select Fundamental Value (Wellington Management)	3.3%
Select Large Cap Value (Davis)	0.6%
Premier Value (OFI Institutional)	0.0%*
Premier Disciplined Value (Babson Capital)	5.4%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	1.2%
Select Blue Chip Growth (T. Rowe Price)	1.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	1.9%
Premier Disciplined Growth (Babson Capital)	6.0%
Select Mid-Cap Value (NFJ/Systematic)	3.6%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/ T. Rowe Price/Earnest Partners)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	3.5%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	1.4%
Select Small Company Growth (The Boston Company/Eagle)	1.1%
Oppenheimer Real Estate (OFI)	3.3%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.8%
Select Overseas (J.P. Morgan/MFS/Harris)	6.7%
Premier International Equity (OFI Institutional)	2.3%
Premier Focused International (Baring)	1.1%
Premier Strategic Emerging Markets (Baring)	2.9%
Oppenheimer Developing Markets Fund (OFI)	1.3%

Fixed Income & Short Term/Money Market Funds	39.0%
Premier Money Market (Babson Capital)	0.2%
Premier Short-Duration Bond (Babson Capital)	6.5%
Premier Inflation-Protected and Income (Babson Capital)	3.9%
Premier Core Bond (Babson Capital)	21.1%
Select PIMCO Total Return (PIMCO)	1.3%
Select Strategic Bond (Western Asset)	2.2%

Premier High Yield (Babson Capital)	2.5%
Premier International Bond (Baring)	1.3%

Other Funds	4.2%
Oppenheimer Commodity Strategy Total Return (OFI)	3.1%
Select BlackRock Global Allocation (BlackRock)	1.1%

*	Amount is less than 0.1%.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Growth Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	79.9%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.0%
Select Fundamental Value (Wellington Management)	5.2%
Select Large Cap Value (Davis)	0.9%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	7.6%
Select Focused Value (Harris)	2.0%
Select Fundamental Growth (Wellington Management)	2.2%
Select Blue Chip Growth (T. Rowe Price)	2.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	3.3%
Premier Disciplined Growth (Babson Capital)	9.1%
Select Mid-Cap Value (NFJ/Systematic)	4.3%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.2%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	4.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	2.1%
Select Small Company Growth (The Boston Company/Eagle)	1.8%
Oppenheimer Real Estate (OFI)	3.5%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.7%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%
Premier International Equity (OFI Institutional)	3.1%
Premier Focused International (Baring)	1.3%
Premier Strategic Emerging Markets (Baring)	3.6%
Oppenheimer Developing Markets Fund (OFI)	0.8%

Fixed Income & Short Term/Money Market Funds	15.3%
Premier Short-Duration Bond (Babson Capital)	1.8%
Premier Inflation-Protected and Income (Babson Capital)	0.9%
Premier Core Bond (Babson Capital)	8.5%
Select PIMCO Total Return (PIMCO)	0.8%
Select Strategic Bond (Western Asset)	1.0%

Premier High Yield (Babson Capital)	1.4%
Premier International Bond (Baring)	0.9%

Other Funds	4.8%
Oppenheimer Commodity Strategy Total Return (OFI)	3.7%
Select BlackRock Global Allocation (BlackRock)	1.1%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Growth Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	92.7%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	5.2%
Select Fundamental Value (Wellington Management)	6.9%
Select Large Cap Value (Davis)	1.4%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	7.3%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	2.7%
Select Blue Chip Growth (T. Rowe Price)	4.0%
Select Growth Opportunities (Sands Capital/Delaware Management)	4.1%
Premier Disciplined Growth (Babson Capital)	9.8%
Select Mid-Cap Value (NFJ/Systematic)	5.4%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.1%
Select Small Company Value (Federated Clover/ T. Rowe Price/Earnest Partners)	1.9%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	5.1%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	2.3%
Select Small Company Growth (The Boston Company/Eagle)	2.0%
Oppenheimer Real Estate (OFI)	4.0%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	4.7%
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%
Premier International Equity (OFI Institutional)	3.4%
Premier Focused International (Baring)	1.7%
Premier Strategic Emerging Markets (Baring)	4.6%
Oppenheimer Developing Markets Fund (OFI)	0.7%

Fixed Income & Short Term/Money Market Funds	3.1%
Premier Short-Duration Bond (Babson Capital)	0.3%
Premier Inflation-Protected and Income (Babson Capital)	0.2%
Premier Core Bond (Babson Capital)	1.1%
Select PIMCO Total Return (PIMCO)	0.1%
Select Strategic Bond (Western Asset)	0.5%
Premier High Yield (Babson Capital)	0.5%

Premier International Bond (Baring)	0.4%

Other Funds	4.1%
Oppenheimer Commodity Strategy Total Return (OFI)	4.0%
Select BlackRock Global Allocation (BlackRock)	0.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM In Retirement Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	33.7%

Fixed Income & Short Term/Money Market Funds	64.1%
Premier Short-Duration Bond (Babson Capital)	20.5%
Premier Inflation-Protected and Income (Babson Capital)	11.3%
Premier Core Bond (Babson Capital)	20.2%

Other Funds	2.2%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2010 Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	46.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.2%

Fixed Income & Short Term/Money Market Funds	51.1%
Premier Short-Duration Bond (Babson Capital)	12.3%
Premier Inflation-Protected and Income (Babson Capital)	8.6%
Premier Core Bond (Babson Capital)	18.8%

Other Funds	2.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2015 Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	57.4%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	6.3%

Fixed Income & Short Term/Money Market Funds	39.8%
Premier Short-Duration Bond (Babson Capital)	7.1%
Premier Inflation-Protected and Income (Babson Capital)	7.6%
Premier Core Bond (Babson Capital)	15.3%

Other Funds	2.8%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2020 Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	68.2%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	7.7%
Premier Disciplined Value (Babson Capital)	7.1%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.5%

Fixed Income & Short Term/Money Market Funds	28.9%
Premier Core Bond (Babson Capital)	10.9%

Other Funds	2.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2025 Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	76.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.2%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.9%

Fixed Income & Short Term/Money Market Funds	19.9%
Premier Core Bond Fund (Babson Capital)	6.5%

Other Funds	3.5%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2030 Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	81.4%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.9%
Premier Disciplined Growth (Babson Capital)	7.2%
Premier Disciplined Value (Babson Capital)	6.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%

Fixed Income & Short Term/Money Market Funds	15.3%
Premier Core Bond Fund (Babson Capital)	5.3%

Other Funds	3.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2035 Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.5%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.2%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	11.9%

Other Funds	3.6%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2040 Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	86.2%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.4%
Premier Disciplined Growth (Babson Capital)	7.1%
Premier Disciplined Value (Babson Capital)	6.2%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	10.4%

Other Funds	3.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2045 Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.7%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Disciplined Growth (Babson Capital)	7.0%
Premier Disciplined Value (Babson Capital)	6.7%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.7%

Fixed Income & Short Term/Money Market Funds	4.6%

Other Funds	3.7%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2050 Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.8%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Disciplined Growth (Babson Capital)	6.9%
Premier Disciplined Value (Babson Capital)	6.5%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.3%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.7%

Fixed Income & Short Term/Money Market Funds	4.6%

Other Funds	3.6%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective August 24, 2012, the name of the Indexed Equity Fund will be changed to the MM S&P 500® Index Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-12-03

MASSMUTUAL SELECT FUNDS

MassMutual Select Indexed Equity Fund

Supplement dated August 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective August 24, 2012, the name of the Fund will be changed to the MM S&P 500® Index Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-02

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Statement of Additional Information dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The information found on page B-6 under the heading Optimization for the Indexed Equity Fund in the section titled Additional Investment Policies is hereby deleted.

Effective August 24, 2012, the name of the Indexed Equity Fund will be changed to the MM S&P 500® Index Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-12-02